13F-HR
<SEQUENCE>1
<FILENAME>u49894e13fvhr.txt
FORM 13F HOLDING REPORT

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       9/30/10
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Clark Capital Management Group, Inc.
            ------------------------------------------
Address:    1650 Market Street, 53rd Fl
            ------------------------------------------
           Phila, PA 19103
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Denise Williams
          --------------------------------------------
Title:    CCO
          --------------------------------------------
Phone:    215-569-2224
          --------------------------------------------

Signature, Place, and Date of Signing:

Denise Williams	       Philadelphia, PA                     	oCT. 29, 2010
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       119
                                              -----------------------

Form 13F Information Table Value Total:       137,960
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:  None

                                  13F SCHEDULE

                                                                                                                    COLUMN 8
       COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      VOTING AUTHORITY
--------------------     --------     -----------  --------   --------------------   ----------   --------   -----------------------
                          TITLE                      VALUE    SHRS OR   SH/   PCT/   INVESTMENT    OTHER
   NAME OF ISSUER        OF CLASS        CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED  NONE
--------------------     --------     -----------  --------   -------   ---   ----   ----------   --------   ---------  ------  ----
                                                                               <	C>
ABBOTT LABORATORIES	COM		002824100 	588	11254	SH		SOLE		NONE			NONE
AFLAC INC		COM		001055102 	519	10040	SH		SOLE		NONE			NONE
ALTRIA GROUP INC.	COM		02209S103 	363	15125	SH		SOLE		NONE			NONE
AMERICAN EXPRESS CO	COM		025816109 	320	7620	SH		SOLE		NONE			NONE
APPLE COMPUTER		COM		037833100 	850	2996	SH		SOLE		NONE			NONE
AT&T INC		COM		00206R102 	534	18668	SH		SOLE		NONE			NONE
BANK OF AMERICA CORP.	COM		060505104 	197	15025	SH		SOLE		NONE			NONE
BANK OF NEW YORK MELLON	COM		064058100 	209	8000	SH		SOLE		NONE			NONE
SPDR SERIES TRUST	BRCLYS YLD ETF	78464A417 	1,117	27916	SH		SOLE		NONE			NONE
BCE INC.		COM		05534B760 	205	6294	SH		SOLE		NONE			NONE
BERKSHIRE HATHAWAY INC 	COM		084670702	541	6545	SH		SOLE		NONE			NONE
BOEING COMPANY		COM		097023105	623	9369	SH		SOLE		NONE			NONE
BRISTOL MYERS SQUIBB CO.COM		110122108	386	14226	SH		SOLE		NONE			NONE
BUCKEYE PARTNERS - LP	COM		118230101	1,022	16100	SH		SOLE		NONE			NONE
CATERPILLAR INC		COM		149123101	440	5593	SH		SOLE		NONE			NONE
CHEVRON CORP		COM		166764100	731	9017	SH		SOLE		NONE			NONE
CHICAGO BRIDGE & IRON	COM		167250109	332	13590	SH		SOLE		NONE			NONE
CISCO SYSTEMS INC	COM		17275R102 	255	11647	SH		SOLE		NONE			NONE
COCA-COLA COMPANY	COM		191216100	505	8627	SH		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI CONS DISCR	81369Y407 	2,003	59955	SH		SOLE		NONE			NONE
CSX CORPORATION		COM		126408103	437	7892	SH		SOLE		NONE			NONE
CUMMINS ENGINE INC	COM		231021106	581	6410	SH		SOLE		NONE			NONE
DANAHER CORP		COM		235851102	236	5800	SH		SOLE		NONE			NONE
DU PONT (E.I.) 		COM		263534109	874	19597	SH		SOLE		NONE			NONE
EMC CORP 		COM		268648102	424	20880	SH		SOLE		NONE			NONE
EXXON MOBIL CORP	COM		30231G102 	1,386	22436	SH		SOLE		NONE			NONE
FACTSET RESEARCH SYSTEMSCOM		303075105	260	3200	SH		SOLE		NONE			NONE
FIRST TRUST DJ INTERNET	COM		33733E302	1,082	35936	SH		SOLE		NONE			NONE
FORD MOTOR CO		COM		345370860	168	13700	SH		SOLE		NONE			NONE
GENERAL ELECTRIC CO	COM		369604103	781	48063	SH		SOLE		NONE			NONE
GENERAL MILLS INC	COM		370334104	357	9778	SH		SOLE		NONE			NONE
GOLD SHARES SPDR	COM		78463V107 	682	5328	SH		SOLE		NONE			NONE
GOOGLE INC CL A		COM		38259P50  	202	385	SH		SOLE		NONE			NONE
GUGGENHEIM CHINA SM CP	COM		18383Q853 	3,550	117428	SH		SOLE		NONE			NONE
HEINZ HJ COMPANY	COM		423074103 	298	6295	SH		SOLE		NONE			NONE
HEWLETT-PACKARD CO	COM		428236103 	405	9618	SH		SOLE		NONE			NONE
SELECT SECTOR SPDR TR	SBI INT INDS	81369Y704 	1,200	38348	SH		SOLE		NONE			NONE
INTEL CORP		COM		458140100 	292	15200	SH		SOLE		NONE			NONE
INTL BUSINESS MACHINES 	COM		459200101 	713	5315	SH		SOLE		NONE			NONE
ISHARES 		1-3 YEAR TR	464287457 	324	3845	SH		SOLE		NONE			NONE
ISHARES	 		BRCL 7-10 YEAR 	464287440 	486	4907	SH		SOLE		NONE			NONE
ISHARES 		DJ US BASIC MAT	464287838 	2,143	33175	SH		SOLE		NONE			NONE
ISHARES 		DJ US TECH	464287721 	738	12756	SH		SOLE		NONE			NONE
ISHARES	 		DJ US TELECOM	464287713 	1,370	62881	SH		SOLE		NONE			NONE
ISHARES 		DJ US TRANSPO	464287192 	311	3812	SH		SOLE		NONE			NONE
ISHARES 		IBOXXINV GR CORP464287242 	4,709	41641	SH		SOLE		NONE			NONE
ISHARES			MSCI AUSTRALIA	464286103 	2,863	120585	SH		SOLE		NONE			NONE
ISHARES 		MSCI AUSTRIA	464286202 	851	43174	SH		SOLE		NONE			NONE
ISHARES			MSCI BRAZIL	464286400	283	3683	SH		SOLE		NONE			NONE
ISHARES			MSCI CHILE	464286640 	2,425	32760	SH		SOLE		NONE			NONE
ISHARES			MSCI EMERGING 	464287234 	786	17549	SH		SOLE		NONE			NONE
ISHARES 		MSCI FRANCE	464286707 	292	12183	SH		SOLE		NONE			NONE
ISHARES			MSCI HONG KONG	464286871 	2,903	160057	SH		SOLE		NONE			NONE
ISHARES 		MSCI ISRAEL	464286632 	857	15599	SH		SOLE		NONE			NONE
ISHARES			MSCI PERU	464289842 	1,132	26663	SH		SOLE		NONE			NONE
ISHARES			MSCI SINGAPORE	464286673 	309	23390	SH		SOLE		NONE			NONE
ISHARES 		MSCI STH AFRICA	464286780 	2,429	36139	SH		SOLE		NONE			NONE
ISHARES 		MSCI SPAIN	464286764 	293	7199	SH		SOLE		NONE			NONE
ISHARES 		MSCI SWEDEN	464286756 	1,403	48430	SH		SOLE		NONE			NONE
ISHARES			MSCI THAILAND	464286624 	1,780	28683	SH		SOLE		NONE			NONE
ISHARES			MSCI TURKEY	464286715 	2,648	37815	SH		SOLE		NONE			NONE
ISHARES 		MSCI UTD KINGDO	464286699 	1,116	68202	SH		SOLE		NONE			NONE
ISHARES 		NASDAQ BIOTEC	464287556 	961	11154	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL 2000 GR	464287648 	5,427	72611	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL MID GR	464287481 	17,868	358650	SH		SOLE		NONE			NONE
ISHARES 		RUSSELL MIDVALUE464287473 	5,550	137481	SH		SOLE		NONE			NONE
ISHARES 		S&P 500 GROWTH	464287309 	7,136	120201	SH		SOLE		NONE			NONE
ISHARES  		S&P GLOBAL IND	464288729 	241	4948	SH		SOLE		NONE			NONE
ISHARES 		S&P NETWORKING	464287531 	907	30578	SH		SOLE		NONE			NONE
ISHARES			S&P SOFTWARE	464287515 	1,029	19844	SH		SOLE		NONE			NONE
ISHARES 		S&P US PFD STOCK464288687 	257	6468	SH		SOLE		NONE			NONE
JANUS CAP GROUP INC	COM		47102X105 	308	28118	SH		SOLE		NONE			NONE
JOHNSON & JOHNSON	COM		478160104 	592	9547	SH		SOLE		NONE			NONE
JP MORGAN CHASE & CO.	COM		46625H100 	450	11834	SH		SOLE		NONE			NONE
KRAFT FOODS INC  CL A	COM		50075N104	490	15889	SH		SOLE		NONE			NONE
MARKET VECTORS	 	AGRIBUSINESS ETF57060U605 	1,296	28267	SH		SOLE		NONE			NONE
MARKET VECTORS 		BRAZIL SMALLCAP 57060U613 	1,906	33927	SH		SOLE		NONE			NONE
MARKET VECTORS 		COAL ETF	57060U837 	1,897	50745	SH		SOLE		NONE			NONE
MARKET VECTORS 		INDONESIA ETF	57060U753 	2,090	24129	SH		SOLE		NONE			NONE
MARKET VECTORS 		NUCLEAR ENERGY	57060U704 	918	43452	SH		SOLE		NONE			NONE
MARKET VECTORS 		STEEL ETF	57060U308 	1,605	25473	SH		SOLE		NONE			NONE
MCDONALD'S CORP		COM		580135101	566	7597	SH		SOLE		NONE			NONE
MICROSOFT CORP		COM		594918104 	361	14733	SH		SOLE		NONE			NONE
NORFOLK SOUTHERN CORP	COM		655844108	259	4345	SH		SOLE		NONE			NONE
NYSE EURONEXT		COM		629491101 	375	13114	SH		SOLE		NONE			NONE
OCCIDENTAL PETROLEUM 	COM		674599105 	564	7207	SH		SOLE		NONE			NONE
ONEOK INC 		COM		682680103	486	10792	SH		SOLE		NONE			NONE
PHILIP MORRIS INTL INC 	COM		718172109 	968	17284	SH		SOLE		NONE			NONE
POWERSHARES 		DB BASE METALS	73936B705 	387	17673	SH		SOLE		NONE			NONE
POWERSHARES 		DYNAMIC MEDIA	73935X823 	156	12720	SH		SOLE		NONE			NONE
POWERSHARES 		INSD NATL MUNI	73936T474 	654	26600	SH		SOLE		NONE			NONE
POWERSHARES 		UNIT SER 1	73935A104 	2,911	59305	SH		SOLE		NONE			NONE
PPL CORP 		COM		69351T106 	536	19702	SH		SOLE		NONE			NONE
PRAXAIR INC		COM		74005P104 	609	6742	SH		SOLE		NONE			NONE
PROCTER & GAMBLE CO	COM		742718109 	1,274	21252	SH		SOLE		NONE			NONE
PROSHARES 		ULTRA SHT S&P50074347R883 	424	14314	SH		SOLE		NONE			NONE
PRUDENTIAL FINANCIAL 	COM		744320102 	392	7237	SH		SOLE		NONE			NONE
PUBLIC SVC ENTERPRISES 	COM		744573106 	238	7200	SH		SOLE		NONE			NONE
RYDEX 			S&P 500 EQ WT	78355W106 	2,912	68722	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P CHINA SPDR	78463X400 	383	5023	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P EM ASIA PAC 78463X301 	445	5361	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	S&P EM MKT SM CP78463X756 	2,066	37724	SH		SOLE		NONE			NONE
SPDR INDEX SHS FDS	SPDR S&P DIVI 	78464A763 	1,407	28030	SH		SOLE		NONE			NONE
SPDR			SPDR S&P MID 40078467Y107 	1,225	8415	SH		SOLE		NONE			NONE
SPDR S&P RETAIL		SPDR S&P RETAIL	78464A714 	1,557	37235	SH		SOLE		NONE			NONE
THERMO FISHER SCIENT	COM		883556102 	274	5725	SH		SOLE		NONE			NONE
TORONTO DOMINION BK 	COM		891160509	351	4852	SH		SOLE		NONE			NONE
UNITED PARCEL SVC INC 	COM		911312106 	593	8891	SH		SOLE		NONE			NONE
VANGUARD 		EMER MKT ETF	922042858 	2,067	45477	SH		SOLE		NONE			NONE
VANGUARD REIT 		COM		922908553 	235	4515	SH		SOLE		NONE			NONE
VERIZON COMMUNICATIONS	COM		92343V104 	235	7205	SH		SOLE		NONE			NONE
WILLIAMS COS INC	COM		969457100 	257	13425	SH		SOLE		NONE			NONE
WISDOMTREE INDIA  ETF	COM		97717W422 	3,233	122600	SH		SOLE		NONE			NONE
WISDOMTREE MIDCAP DIVID	COM		97717W505 	209	4457	SH		SOLE		NONE			NONE
ZIONS BANCORP		COM		989701107 	303	14196	SH		SOLE		NONE			NONE